Reserves - Movements in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in reserves
Balance at beginning of the year	$ 1,568,371	$ 1,597,137	$ 1,649,853
Effective portion of changes in fair value of cash flow hedges	384	(161)	(750)
Share-based compensation, net of accrued dividend	758	3,351	5,385
Settlement of share-based compensation		(5,195)	(5)
Actuarial gain			57
Balance at the end of the year	1,721,778	1,568,371	1,597,137
Reserves
Movements in reserves
Balance at beginning of the year	15,322	18,667	16,799
Effective portion of changes in fair value of cash flow hedges	384	(161)	(750)
Share-based compensation, net of accrued dividend	758	3,351	5,385
Settlement of share-based compensation		(6,535)	(2,824)
Actuarial gain			57
Balance at the end of the year	16,464	15,322	18,667
Hedging | Reserves
Movements in reserves
Balance at beginning of the year	(3,983)	(3,822)	(3,072)
Effective portion of changes in fair value of cash flow hedges	384	(161)	(750)
Balance at the end of the year	(3,599)	(3,983)	(3,822)
Employee benefits | Reserves
Movements in reserves
Balance at beginning of the year	(99)	(99)	(156)
Actuarial gain			57
Balance at the end of the year	(99)	(99)	(99)
Share-based compensation reserve | Reserves
Movements in reserves
Balance at beginning of the year	19,404	22,588	20,027
Share-based compensation, net of accrued dividend	758	3,351	5,385
Settlement of share-based compensation		(6,535)	(2,824)
Balance at the end of the year	$ 20,162	$ 19,404	$ 22,588